Ordinary Shares and Statutory Reserve	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Ordinary Shares and Statutory Reserve
13	ORDINARY SHARES AND STATUTORY RESERVE

Ordinary Shares

Upon incorporation, the Parent’s authorized ordinary shares were 50,000 shares with a par value of US$1 per share. On May 15, 2005 and May 27, 2010 the Parent approved an 100-for-1 stock split, respectively. The total number of authorized ordinary shares as of December 31, 2011 and 2012 were 413,321,896 and the total number of issued and outstanding ordinary shares as of December 31, 2011 and 2012 were 51,880,468. The total number of authorized, issued and outstanding Series A convertible preferred shares as of December 31, 2011 and 2012 were 21,428,600. The total number of authorized, issued and outstanding Series B convertible preferred shares as of December 31, 2011 and 2012 were 34,226,200. The total number of authorized, issued and outstanding of Series C convertible preferred shares as of December 31, 2011 and 2012 were 31,023,304. All applicable share and per share amounts in the accompanying consolidated financial statements have been retroactively adjusted to reflect the effect of the share split.

In 2007, the Parent granted 575,300 share options at an exercise price of US$0.0001 to a third party consultant in exchange for the consulting service provided in connection with the issuance of Series B convertible preferred shares. In 2008, the third party consultant exercised all the options and received 575,300 ordinary shares. In August 2013, the Parent repurchased and cancelled 575,300 ordinary shares at a total cost of RMB2,500,354 from the shareholder. The excess of the repurchase price over par value of RMB2,499,940 was charged to additional paid-in capital for the year ended December 31, 2013.

Upon the completion of the Company’s IPO in the NASDAQ Stock Market on November 22, 2013, all of the Parent’s outstanding ordinary shares before the IPO were redesignated as Class B ordinary shares. The Parent increased its authorized ordinary shares from US$50,000 to US$100,000, which were divided into 850,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, par value of US$0.0001. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Holders of Class A ordinary shares are entitled to one vote per share, while holders of Class B ordinary shares are entitled to ten votes per share. Class B ordinary shares may be converted into the same number of Class A ordinary shares by the holders thereof at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares under any circumstances. The impact of dividing of Class A and Class B ordinary shares has been retroactively reflected in the Company’s capital structure in the consolidated financial statements.

In connection with its IPO, the Parent issued 48,300,000 Class A ordinary shares with par value of US$0.0001 each, at a price of US$1.87 per share to investors. Net proceeds from such issuance amounted to RMB493,654,481 (net of issuance costs of RMB60,729,250), of which RMB29,647 and RMB493,624,834 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Concurrently upon the completion of the Company’s IPO, the Parent issued 8,021,390 and 2,673,796 Class A ordinary shares to Qihoo 360 Technology Co. Ltd. and Kingsoft Internet Software Holdings Limited, respectively, in a private placement at a price of US$1.87 per share. Proceeds from such issuance of ordinary shares were RMB122,766,552, of which RMB6,564 and RMB122,759,988 were recorded in the Class A ordinary shares and additional paid-in capital, respectively.

Statutory Reserves

Under PRC rules and regulations, the Parent’s consolidated PRC subsidiaries and VIEs are required to appropriate 10% of their current year net profit after offsetting prior year accumulated loss, as determined in accordance with PRC accounting rules and regulations, to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends to the Parent can be made.

For the year ended December 31, 2011, 2012 and 2013, Jiubang Digital made appropriation to the reserve fund of nil, nil and RMB8,927,264, respectively. As of December 31, 2012 and 2013, the accumulated balance of the statutory surplus reserve was nil and RMB8,927,264, respectively.